Taxation - Components of net tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components Of Net Tax Assets And Liabilities [Abstract]
Net tax assets	$ 154,472	$ 182,077
Net tax liabilities	(90,974)	(131,621)
Net tax assets	63,498	50,456
Net Tax Liabilities By Type [Abstract]
Net current tax assets	117,872	112,992
Net deferred tax liabilities	(45,098)	(52,263)
Net unrecognized tax benefit	(9,276)	(10,273)	$ (5,689)	$ (8,743)
Net tax assets	$ 63,498	$ 50,456